Class A and Class C Shares | Goldman Sachs Investor Tax-Exempt Money Market Fund
Investor Tax-Exempt Money Market Fund—Summary
Investment Objective
The Goldman Sachs Investor Tax-Exempt Money Market Fund (the “Fund”) seeks to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Information about sales charge waivers is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class C Shares” beginning on page 36 and in “Appendix C—Additional Information About Sales Charge Variations, Waivers and Discounts” on page 60 of the Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - Class A and Class C Shares - Goldman Sachs Investor Tax-Exempt Money Market Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases		none	none
Maximum Deferred Sales Charge (Load)	[1]	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none
Redemption Fees		none	none
Exchange Fees		none	none
[1]	Class C Shares may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% during the first 12 months, measured from the time the original shares subject to the CDSC were acquired.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Class A and Class C Shares - Goldman Sachs Investor Tax-Exempt Money Market Fund		Class A	Class C
Management Fees		0.21%	0.21%
Distribution and/or Service (12b-1) Fees		0.25%	0.75%
Other Expenses		0.08%	0.33%
Service Fees		none	0.25%
All Other Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses		0.54%	1.29%
Fee Waiver and Expense Limitation	[1]	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	[2]	0.43%	1.18%
[1]	The Investment Adviser has agreed to (i) not impose a portion of the Management Fee equal annually to 0.045% of the Fund's average daily net assets; and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2018, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A and/or Class C Shares of the Fund for the time periods indicated and then redeem all of your Class A and/or Class C Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example - Class A and Class C Shares - Goldman Sachs Investor Tax-Exempt Money Market Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	44	162	291	667
Class C Shares	220	398	697	1,547

Assuming no redemption at end of period
Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
Class A and Class C Shares | Goldman Sachs Investor Tax-Exempt Money Market Fund | Class C Shares | USD ($)	120	398	697	1,547

Principal Strategy
The Fund pursues its investment objective by investing at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) (“Net Assets”) in securities issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies, authorities and instrumentalities, and the District of Columbia, the interest from which, if any, is in the opinion of bond counsel excluded from gross income for federal income tax purposes, and generally not an item of tax preference under the federal alternative minimum tax (“AMT”). The Investment Adviser ordinarily expects 100% of the Fund’s assets will be invested in municipal obligations, but the Fund may invest in short-term taxable instruments, including repurchase agreements with the Federal Reserve Bank of New York, for temporary investment purposes.

The Fund intends to be a “retail money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). “Retail money market funds” are money market funds that have policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund,” the Fund values its securities using the amortized cost method. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share.

Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that meet certain risk-limiting conditions relating to portfolio quality, maturity, diversification and liquidity.
Principal Risks of the Fund
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.
  Credit/Default Risk.  An issuer or guarantor of a security held by the Fund may default on its obligation to pay interest and repay principal or default on any other obligation. This also includes the risk of default on foreign letters of credit, guarantees or insurance policies that back municipal securities. Additionally, the credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in NAV.
  Geographic and Sector Risk.  If the Fund invests a significant portion of its total assets in certain issuers within the same state, geographic region or economic sector, an adverse economic, business, political, environmental or other development affecting that state, region or sector may affect the value of the Fund’s investments more than if its investments were not so focused.
  Interest Rate Risk.  When interest rates increase, the Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but may be expected to increase in the future with unpredictable effects on the markets and the Fund’s investments. A low interest rate environment poses additional risks to the Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Fund.
  Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders (including financial intermediaries who may make investment decisions on behalf of underlying clients) purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund's NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund's performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
  Liquidity Risk.  The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. The liquidity of portfolio securities can deteriorate rapidly due to credit events affecting issuers or guarantors, such as a credit rating downgrade, or due to general market conditions or a lack of willing buyers. An inability to sell one or more portfolio positions, or selling such positions at an unfavorable time and/or under unfavorable conditions, can adversely affect the Fund’s ability to maintain a stable $1.00 share price. Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.
  Market Risk.  The market value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.
  Municipal Securities Risk.  Municipal securities are subject to credit/default risk, interest rate risk and certain additional risks. The Fund may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). Generally, municipalities continue to experience difficulties in the current economic and political environment.
  Stable NAV Risk.  The Fund may not be able to maintain a stable $1.00 share price at all times. If any money market fund that intends to maintain a stable NAV fails to do so (or if there is a perceived threat of such a failure), other such money market funds, including the Fund, could be subject to increased redemption activity, which could adversely affect the Fund’s NAV. Shareholders of the Fund should not rely on or expect the Investment Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.
  Tax Risk.  Future legislative or administrative changes or court decisions may materially affect the value of the Fund's portfolio holdings and/or the ability of the Fund to pay federal tax-exempt dividends. The Fund would not be a suitable investment within IRAs, other tax-exempt or tax-deferred accounts, or for investors who are not sensitive to the federal tax consequences of their investments.

Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class I Shares from year to year; and (b) the average annual total returns of the Fund’s Class I Shares. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers and/or expense limitations in effect during the periods shown. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling 1-800-526-7384.
TOTAL RETURN CALENDAR YEAR (CLASS I SHARES)
[1]	Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Class I Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Class I Shares; however, Class A Shares and Class C Shares would have higher expenses than Class I Shares, which would mean Class A Shares and Class C Shares would have lower performance than Class I Shares.

The total return for Class I Shares* for the 9-month period ended September 30, 2017 was 0.47%.

Best Quarter
Q2 ‘07              +0.91%

Worst Quarter
Q1 ‘15                0.00%

* Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Class I Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Class I Shares; however, Class A Shares and Class C Shares would have higher expenses than Class I Shares, which would mean Class A Shares and Class C Shares would have lower performance than Class I Shares.
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2016
Average Annual Total Returns		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A and Class C Shares | Goldman Sachs Investor Tax-Exempt Money Market Fund | Class I Shares	[1]	0.32%	0.08%	0.64%	1.80%	Jul. 19, 1994
[1]	Because Class A Shares and Class C Shares have not had returns for a full calendar year as of the date of the Prospectus, the figures shown above provide performance for Class I Shares of the Fund (which are not offered in the Prospectus). Because each share class of the Fund represents interests in the same portfolio of securities, Class A Shares and Class C Shares would have similar returns to Class I Shares; however, Class A Shares and Class C Shares would have higher expenses than Class I Shares, which would mean Class A Shares and Class C Shares would have lower performance than Class I Shares.